UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2008

Date of reporting period:	3/31/2008

Item 1.	Schedule of Investments

VCA 10

Schedule Of Investments As of March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 97.2%
COMMON STOCKS - 95.9%
Biotechnology - 3.9%
Amgen Inc. (a)	79,500	$3,321,510
Genentech Inc. (a)	68,700	5,577,066

		8,898,576

Capital Markets - 1.9%
Bank of New York Mellon Corp. (The)	64,372	2,686,244
Merrill Lynch & Co., Inc.	41,700	1,698,858

		4,385,102

Commercial Services & Supplies - 2.6%
Waste Management, Inc.	178,200	5,980,392

Communications Equipment - 1.4%
QualComm, Inc.	76,500	3,136,500

Computers & Peripherals - 2.3%
Apple, Inc. (a)	17,600	2,525,600
Lexmark International Inc. Cl.A (a)	91,400	2,807,808

		5,333,408

Consumer Finance - 1.9%
SLM Corp.	282,100	4,330,235

Diversified Consumer Services - 3.9%
Career Education Corp. (a)	200,400	2,549,088
H & R Block, Inc.	312,700	6,491,652

		9,040,740

Energy Equipment & Services - 1.4%
Halliburton Co.	82,600	3,248,658

Electric Utilities - 2.4%
Entergy Corp.	28,300	3,086,964
Progress Energy Inc.	57,900	2,414,430

		5,501,394

Food & Staples Retailing - 5.7%
CVS Caremark Corp.	81,600	3,305,616
Kroger Co. (The)	225,800	5,735,320
Wal-Mart Stores, Inc.	77,300	4,072,164

		13,113,100

Food Products - 4.8%
Cadbury Schweppes PLC. ADR (United Kingdom)	133,500	5,903,370
ConAgra Foods, Inc.	215,400	5,158,830

		11,062,200

Health Care Providers & Services - 4.0%
Cardinal Health, Inc.	62,100	3,260,871
Omnicare, Inc.	195,300	3,546,648
Wellpoint Inc. (a)	56,200	2,480,106

		9,287,625

Household Products - 1.3%
Kimberly-Clark Corp.	47,900	3,091,945

Independent Power Producers & Energy Traders - 1.6%
NRG Energy, Inc. (a)	93,600	3,649,464

Insurance - 3.6%
American International Group, Inc.	105,600	4,567,200
Loews Corp.	94,900	3,816,878

		8,384,078

Internet & Catalog Retail - 1.6%
IAC/InterActiveCorp. (a)	179,500	3,726,420

Internet Software & Services - 1.4%
Google, Inc. Cl. A (a)	7,400	3,259,478

Media - 5.9%
Liberty Global, Inc. Ser. C (a)	137,905	4,479,154
Comcast Corp.	329,900	6,380,266
XM Satellite Radio Holdings Inc. (a)	236,700	2,750,454

		13,609,874

Metals & Mining - 3.0%
Freeport-McMoRan Cooper & Gold, Inc.	31,600	3,040,552
Lihir Gold Limited ADR (Papua New Guinea)	123,100	3,917,042

		6,957,594

Multi-Utilities - 2.0%
Sempra Energy	88,500	4,715,280

Office Electronics - 1.6%
Xerox Corp.	249,600	3,736,512

Oil, Gas & Consumable Fuels - 17.6%
Devon Energy Corp.	37,800	3,943,674
Marathon Oil Corp.	86,800	3,958,080
Murphy Oil Corp.	46,400	3,811,296
Nexen, Inc.	133,900	3,964,779
Occidental Petroleum Corp.	74,700	5,465,799
Petroleo Brasileiro SA ADR (Brazil)	30,500	3,114,355
Suncor Energy, Inc.	38,200	3,680,570
Talisman Energy, Inc.	164,800	2,916,960
Valero Energy Corp.	66,300	3,255,993
Williams Cos Inc.	83,900	2,767,022
XTO Energy, Inc.	57,500	3,556,950

		40,435,478

Paper & Forest Products - 1.4%
Domtar Corp. (a)	480,100	3,279,083

Pharmaceuticals - 5.6%
Abbott Laboratories	54,300	2,994,645
Mylan Inc.	204,200	2,368,720
Schering-Plough Corp.	229,200	3,302,772
Wyeth	98,400	4,109,184

		12,775,321

Semiconductors & Semiconductor Equipment - 1.9%
Marvell Technology Group Ltd. (a)	276,300	3,006,144
Spansion Inc. (a)	522,600	1,437,150

		4,443,294

Software - 4.5%
Adobe Systems Incorporated (a)	78,400	2,790,256
CA Inc.	136,473	3,070,643
Symantec Corp. (a)	263,000	4,371,060

		10,231,959

Thrifts & Mortgage Finance - 2.2%
Federal National Mortgage Association	68,700	1,808,184
People's United Financial, Inc.	190,130	3,291,150

		5,099,334

Tobacco - 1.3%
Altria Group, Inc.	39,100	868,020
Phillip Morris International, Inc. (a)	39,100	1,977,678

		2,845,698

Wireless Telecommunication Services - 3.2%
NII Holdings, Inc. (a)	121,600	3,864,448
Sprint Nextel Corp.	439,064	2,937,338
Virgin Mobile USA Inc. (a)	317,700	644,931

		7,446,717

TOTAL COMMON STOCKS
(Cost:219,068,994)		221,005,459

CORPORATE BOND - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
	Principal Amount (000)
Trident Resources, Unsec'd Note, PIK (Canada), Private Placement, 12.39625% due 8/12/12 (b)(c) (Cost: $3,230,078; purchased 8/20/07)	$3,230	3,038,837

WARRANT
Oil, Gas & Consumable Fuels
	Shares
Trident Resources Corp.(Canada), Private Placement, expiring 1/01/15 (a)(b)(c) (Cost: $0; purchased 8/20/07)	313,974	31

TOTAL LONG-TERM INVESTMENTS
(Cost: $222,299,072)		224,044,327

SHORT-TERM INVESTMENTS - 2.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund- Taxable Money Market Series (e) (Cost: $6,250,422)	6,250,422	6,250,422

TOTAL INVESTMENTS (d) - 99.9%
(Cost: $228,549,494)		230,294,749
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		83,240

NET ASSETS - 100%		$230,377,989

(a)	Non-income producing security.
(b)	Indicates an illiquid security.
(c)	Indicates a security restriced to resale. The aggregate cost of such securities is $3,230,078. The aggregate value of $3,038,868 is approximately 1.3% of net assets.
(d)	As of March 31, 2008, two securities valued at $3,038,868 and representing 1.3% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Committee Member.
(e)	The Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Dryden Core Investment Fund - Taxable Money Market Series.

ADR American Depository Receipt

PIK Payment in Kind

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$227,255,881	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	3,038,868	—

Total	$230,294,749	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$3,349,423
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(310,555)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/08	$3,038,868

VARIABLE CONTRACT ANNUITY 10

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 21, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 21, 2008

*	Print the name and title of each signing officer under his or her signature.